RESTRUCTURING RESERVE (Tables)	12 Months Ended
Dec. 31, 2012
RESTRUCTURING RESERVE [Abstract]
Schedule of Restructuring Reserve

	2012	2011	2010
Balance, beginning of year	$119,184	$181,119	$123,436
Accrual adjustments	(62,000)	-	50,000
Rental payments	(187,416)	(181,091)	(176,683)
Sublease payments received	136,141	119,156	139,146
Reclassification from payables	-	-	45,220
Balance, end of year	$5,909	$119,184	$181,119